Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Company's Borrowings

The following table summarizes our borrowings.

	December 31, 2012			December 31, 2011
(Dollars in millions)	Short Term	Long Term	Total	Short Term	Long Term	Total
Unsecured borrowings:
Senior unsecured debt	$2,319	$15,446	$17,765	$1,801	$15,199	$17,000
Brokered deposits	979	3,088	4,067	1,733	1,956	3,689
Retail and other deposits	3,247	—	3,247	2,123	—	2,123
Other(1)	1,609	—	1,609	1,329	—	1,329

Total unsecured borrowings	8,154	18,534	26,688	6,986	17,155	24,141

Secured borrowings:
FFELP Loan securitizations	—	105,525	105,525	—	107,905	107,905
Private Education Loan securitizations	—	19,656	19,656	—	19,297	19,297
ED Conduit Program Facility	9,551	—	9,551	21,313	—	21,313
FFELP ABCP Facility	—	4,154	4,154	—	4,445	4,445
Private Education Loan ABCP Facility	—	1,070	1,070	—	1,992	1,992
Acquisition financing(2)	—	673	673	—	916	916
FHLB-DM Facility	2,100	—	2,100	1,210	—	1,210

Total secured borrowings	11,651	131,078	142,729	22,523	134,555	157,078

Total before hedge accounting adjustments	19,805	149,612	169,417	29,509	151,710	181,219
Hedge accounting adjustments	51	2,789	2,840	64	2,683	2,747

Total	$19,856	$152,401	$172,257	$29,573	$154,393	$183,966

(1)	“Other” primarily consists of the obligation to return cash collateral held related to derivative exposures.

(2)	Relates to the acquisition of $25 billion of student loans at the end of 2010.

Outstanding Short-Term Borrowings

Short-term borrowings have a remaining term to maturity of one year or less. The following tables summarize outstanding short-term borrowings (secured and unsecured), the weighted average interest rates at the end of each period, and the related average balances and weighted average interest rates during the periods. Rates reflect stated interest of borrowings and related discounts and premiums.

	December 31, 2012		Year Ended December 31, 2012
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Brokered deposits	$979	3.24%	$1,077	3.10%
Retail and other deposits	3,247	.84	2,460	.85
FHLB-DM Facility	2,100	.33	1,481	.34
ED Conduit Program Facility	9,551	.81	16,118	.82
FFELP ABCP Facility	—	—	7	.95
Senior unsecured debt	2,369	4.24	2,214	4.49
Other interest bearing liabilities	1,610	.31	1,474	.21

Total short-term borrowings	$19,856	1.25%	$24,831	1.19%

Maximum outstanding at any month end	$29,160

	December 31, 2011		Year Ended December 31, 2011
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Brokered deposits	$1,733	2.80%	$1,489	3.17%
Retail and other deposits	2,123	1.00	1,684	1.11
FHLB-DM Facility	1,210	.24	893	.25
ED Conduit Program Facility	21,313	.67	22,869	.75
FFELP ABCP Facility	—	—	221	1.01
Senior unsecured debt	1,865	4.37	3,070	2.97
Other interest bearing liabilities	1,329	.04	1,187	.10

Total short-term borrowings	$29,573	1.01%	$31,413	1.06%

Maximum outstanding at any month end	$33,100

Long-Term Borrowings

The following tables summarize outstanding long-term borrowings (secured and unsecured), the weighted average interest rates at the end of the periods, and the related average balances during the periods. Rates reflect stated interest rate of borrowings and related discounts and premiums.

	December 31, 2012		Year Ended December 31, 2012
	Ending Balance(1)	Weighted Average Interest Rate(2)
(Dollars in millions)			Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2014-2048	$112,408	1.04%	$113,236
Non-U.S. dollar-denominated:
Interest bearing, due 2021-2041	10,819	.53	11,463

Total floating rate notes	123,227	1.00	124,699
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2014-2046	16,096	5.57	14,203
Non-U.S.-dollar denominated:
Interest bearing, due 2014-2039	4,061	3.39	2,882

Total fixed rate notes	20,157	5.13	17,085
Brokered deposits — U.S. dollar-denominated, due 2014-2017	3,120	1.77	2,216
FFELP ABCP Facility	4,154	.74	4,726
Private Education Loan ABCP Facility	1,070	1.45	1,880
SLC acquisition financing	673	4.71	791

Total long-term borrowings	$152,401	1.57%	$151,397

	December 31, 2011		Year Ended December 31, 2011
	Ending Balance(1)	Weighted Average Interest Rate(2)
(Dollars in millions)			Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2013-2047	$114,861	1.21%	$120,045
Non-U.S. dollar-denominated:
Interest bearing, due 2013-2041	11,838	1.77	11,872

Total floating rate notes	126,699	1.26	131,917
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2013-2044	14,406	5.63	12,363
Non-U.S.-dollar denominated:
Interest bearing, due 2013-2039	3,934	3.58	3,662

Total fixed rate notes	18,340	5.18	16,025
Brokered deposits — U.S. dollar-denominated, due 2013-2014	2,001	3.15	2,171
FFELP ABCP Facility	4,445	.81	4,768
Private Education Loan ABCP Facility	1,992	1.40	272
SLC acquisition financing	916	4.79	998

Total long-term borrowings	$154,393	1.75%	$156,151

(1)	Ending balance is expressed in U.S. dollars using the spot currency exchange rate. Includes fair value adjustments under ASC 815 for notes designated as the hedged item in a fair value hedge.
(2)	Weighted average interest rate is stated rate relative to currency denomination of debt.

Stated Maturities and Maturity to Call Date

As of December 31, 2012, the stated maturities and maturities if accelerated to the call dates are shown in the following table.

	December 31, 2012
	Stated Maturity(1)				Maturity to Call Date(1)
(Dollars in millions)	Senior Unsecured Debt	Brokered Deposits	Secured Borrowings	Total(2)	Senior Unsecured Debt	Brokered Deposits	Secured Borrowings	Total
Year of Maturity
2013	$—	$—	$13,655	$13,655	$1,563	$—	$18,881	$20,444
2014	3,021	1,738	14,893	19,652	3,158	1,738	10,515	15,411
2015	997	708	10,163	11,868	1,086	708	9,939	11,733
2016	2,277	235	9,781	12,293	2,276	235	9,781	12,292
2017	1,823	407	10,169	12,399	1,801	407	10,169	12,377
2018-2047	7,328	—	72,417	79,745	5,562	—	71,793	77,355

	15,446	3,088	131,078	149,612	15,446	3,088	131,078	149,612
Hedge accounting adjustments	1,644	32	1,113	2,789	1,644	32	1,113	2,789

Total	$17,090	$3,120	$132,191	$152,401	$17,090	$3,120	$132,191	$152,401

(1)

We view our securitization trust debt as long-term based on the contractual maturity dates and projecting the expected principal paydowns based on our current estimates regarding loan prepayment speeds. The projected principal paydowns in year 2013 include $13.7 billion related to the securitization trust debt.

(2)

The aggregate principal amount of debt that matures in each period is $13.7 billion in 2013, $19.7 billion in 2014, $11.9 billion in 2015, $12.4 billion in 2016, $12.5 billion in 2017, and $80.3 billion in 2018-2047.

Financing VIEs

We consolidate the following financing VIEs as of December 31, 2012 and 2011:

	December 31, 2012
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets	Total
Secured Borrowings — VIEs:
ED Conduit Program Facility	$9,551	$—	$9,551	$9,645	$410	$134	$10,189
FFELP ABCP Facility	—	4,154	4,154	4,405	77	63	4,545
Private Education Loan ABCP Facility	—	1,070	1,070	1,454	302	33	1,789
Securitizations — FFELP Loans	—	105,525	105,525	107,009	3,652	608	111,269
Securitizations — Private Education Loans	—	19,656	19,656	24,618	385	545	25,548

Total before hedge accounting adjustments	9,551	130,405	139,956	147,131	4,826	1,383	153,340
Hedge accounting adjustments	—	1,113	1,113	—	—	929	929

Total	$9,551	$131,518	$141,069	$147,131	$4,826	$2,312	$154,269

	December 31, 2011
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets	Total
Secured Borrowings — VIEs:
ED Conduit Program Facility	$21,313	$—	$21,313	$21,445	$621	$442	$22,508
FFELP ABCP Facility	—	4,445	4,445	4,834	86	54	4,974
Private Education Loan ABCP Facility	—	1,992	1,992	2,595	401	76	3,072
Securitizations — FFELP Loans	—	107,905	107,905	109,257	3,783	529	113,569
Securitizations — Private Education Loans	—	19,297	19,297	22,367	718	582	23,667

Total before hedge accounting adjustments	21,313	133,639	154,952	160,498	5,609	1,683	167,790
Hedge accounting adjustments	—	894	894	—	—	955	955

Total	$21,313	$134,533	$155,846	$160,498	$5,609	$2,638	$168,745

Summary of Securitization Transactions

The following table summarizes the securitization transactions issued in 2011 and 2012.

(Dollars in millions)				AAA-rated bonds
Issue	Date Issued	Total Issued		Weighted Average Interest Rate	Weighted Average Life
FFELP:
2011-1	March 2011	$812		1 month LIBOR plus 0.85%	5.5 years
2011-2	May 2011	821		1 month LIBOR plus 0.90%	5.5 years
2011-3	November 2011	812	(1)	1 month LIBOR plus 1.25%	7.8 years

Total bonds issued in 2011		$2,445

Total loan amount securitized in 2011		$2,344

2012-1	January 2012	$765		1 month LIBOR plus 0.91%	4.6 years
2012-2	March 2012	824		1 month LIBOR plus 0.70%	4.7 years
2012-3	May 2012	1,252		1 month LIBOR plus 0.65%	4.6 years
2012-4	June 2012	1,491	(2)	1 month LIBOR plus 1.10%	8.2 years
2011-3	July 2012	24		N/A (Retained B Notes sold)
2012-4	July 2012	45		N/A (Retained B Notes sold)
2012-5	July 2012	1,252		1 month LIBOR plus 0.67%	4.5 years
2012-6	September 2012	1,249		1 month LIBOR plus 0.62%	4.6 years
2012-7	November 2012	1,251		1 month LIBOR plus 0.55%	4.5 years
2012-8	December 2012	1,527		1 month LIBOR plus 0.90%	7.8 years

Total bonds issued in 2012		$9,680

Total loan amount securitized in 2012		$9,565

Private Education:
2011-A	April 2011	$562		1 month LIBOR plus 1.89%	3.8 years
2011-B	June 2011	825		1 month LIBOR plus 1.80%	4.0 years
2011-C	November 2011	721		1 month LIBOR plus 2.87%	3.4 years

Total bonds issued in 2011		$2,108

Total loan amount securitized in 2011		$2,674

2012-A	February 2012	$547		1 month LIBOR plus 2.17%	3.0 years
2012-B	April 2012	891		1 month LIBOR plus 2.12%	2.9 years
2012-C	May 2012	1,135		1 month LIBOR plus 1.77%	2.6 years
2012-D	July 2012	640		1 month LIBOR plus 1.69%	2.5 years
2012-E	October 2012	976		1 month LIBOR plus 1.22%	2.6 years

Total bonds issued in 2012		$4,189

Total loan amount securitized in 2012		$5,557

(1)	Total size excludes subordinated tranche that was retained at issuance totaling $24 million.
(2)	Total size excludes subordinated tranche that was retained at issuance totaling $45 million.

Gains on Debt Repurchase

The following table summarizes activity related to our senior unsecured debt and ABS repurchases. “Gains on debt repurchases” is shown net of hedging-related gains and losses.

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
Debt principal repurchased	$711	$894	$4,868
Gains on debt repurchases	145	38	317